Certain risks and concentration (Details 3) (Accounts receivable, Credit concentration)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Top 10 accounts receivable
Concentration of risks
Number of top accounts receivable	10	10	10
Concentration percentage	87.00%	92.00%	96.00%
Collection agencies and customers, B1
Concentration of risks
Concentration percentage	25.00%	34.00%	31.00%
Collection agencies and customers, B2
Concentration of risks
Concentration percentage	12.00%
Collection agencies and customers, B3
Concentration of risks
Concentration percentage	11.00%	16.00%
Collection agencies and customers, B4
Concentration of risks
Concentration percentage			12.00%
Collection agencies and customers, B5
Concentration of risks
Concentration percentage			12.00%